PREPAYMENT AND OTHER ASSETS (Tables)	6 Months Ended
Jun. 30, 2025
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
SCHEDULE OF OTHER ASSETS

	June 30,	December 31,
	2025	2024
VAT receivable – current	$346,241	$348,112
Other receivables	236,607	43,824
Other receivables from well equipment - current	609,604	609,604
Consumables and spare parts	326,813	190,584
Prepaid expenses	-	48,533
Total prepayment and other current assets	1,519,265	1,240,657
Less: Allowance on other receivables	(613,066)	(103,433)
Prepayment and other current assets, net	$906,199	$1,137,224

VAT receivable – non-current	$1,389,108	$1,294,611
Deposit and others	138,182	133,682
Durable spare parts	-	185,145
Total other assets – non - current	1,527,290	1,613,438
Less: allowance on other receivables	(13,891)	(14,241)
Other non-current assets, net	$1,513,399	$1,599,197